Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Income Tax [Line Items]
Unrecognized tax benefits	$ 1	$ 1
Maximum [Member]
Income Tax [Line Items]
Unrecognized tax benefits, accrual for interest and penalties	$ 1